ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
ACCOUNTS PAYABLE
10.	ACCOUNTS PAYABLE

The following is an aged analysis of accounts payable presented based on payment due date:

	December 31,
	2014	2013
Within 30 days	$12,319	$8,429
31-60 days	691	341
61-90 days	381	478
Over 90 days	1,037	577

	$14,428	$9,825